Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2025 Portfolio

September 30, 2020

VIPF2025-QTLY-1120
1.822350.115

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	322,660	$14,422,918
VIP Equity-Income Portfolio Initial Class (a)	724,283	15,166,493
VIP Growth & Income Portfolio Initial Class (a)	893,455	17,315,152
VIP Growth Portfolio Initial Class (a)	159,592	14,760,653
VIP Mid Cap Portfolio Initial Class (a)	131,605	4,208,741
VIP Value Portfolio Initial Class (a)	863,503	11,130,556
VIP Value Strategies Portfolio Initial Class (a)	511,518	5,447,670
TOTAL DOMESTIC EQUITY FUNDS
(Cost $62,565,349)		82,452,183

International Equity Funds - 28.6%
VIP Emerging Markets Portfolio Initial Class (a)	2,819,861	34,007,524
VIP Overseas Portfolio Initial Class (a)	1,853,848	44,103,046
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $62,696,563)		78,110,570

Bond Funds - 36.2%
Fidelity Inflation-Protected Bond Index Fund (a)	1,554,693	17,070,535
Fidelity Long-Term Treasury Bond Index Fund (a)	368,218	6,211,844
VIP High Income Portfolio Initial Class (a)	1,035,659	5,447,566
VIP Investment Grade Bond Portfolio Initial Class (a)	4,962,277	70,017,726
TOTAL BOND FUNDS
(Cost $90,296,996)		98,747,671

Short-Term Funds - 5.0%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $13,549,002)	13,549,002	13,549,002
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $229,107,910)		272,859,426
NET OTHER ASSETS (LIABILITIES) - 0.0%		(31,430)
NET ASSETS - 100%		$272,827,996

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$14,947,742	$8,091,744	$7,301,329	$34,041	$64,290	$1,268,088	$17,070,535
Fidelity Long-Term Treasury Bond Index Fund	6,102,626	3,725,788	4,747,550	93,125	420,319	710,661	6,211,844
VIP Contrafund Portfolio Initial Class	12,709,454	6,822,785	7,626,336	78,368	310,955	2,206,060	14,422,918
VIP Emerging Markets Portfolio Initial Class	25,230,537	18,781,375	9,752,366	2,320,562	(17,608)	(234,414)	34,007,524
VIP Equity-Income Portfolio Initial Class	13,422,714	9,177,502	5,905,549	633,874	(147,417)	(1,380,757)	15,166,493
VIP Government Money Market Portfolio Initial Class 0.01%	12,818,552	14,268,461	13,538,011	46,443	--	--	13,549,002
VIP Growth & Income Portfolio Initial Class	15,304,170	10,817,452	6,952,974	810,330	(185,670)	(1,667,826)	17,315,152
VIP Growth Portfolio Initial Class	12,990,028	7,405,201	7,874,664	1,173,822	388,957	1,851,131	14,760,653
VIP High Income Portfolio Initial Class	4,849,296	2,599,453	1,856,313	38,008	(34,419)	(110,451)	5,447,566
VIP Investment Grade Bond Portfolio Initial Class	61,264,240	35,265,466	30,778,711	280,517	(26,498)	4,293,229	70,017,726
VIP Mid Cap Portfolio Initial Class	3,727,548	2,424,908	1,995,947	6,287	(85,745)	137,977	4,208,741
VIP Overseas Portfolio Initial Class	43,453,220	22,622,317	23,245,734	202,478	(328,850)	1,602,093	44,103,046
VIP Value Portfolio Initial Class	9,860,799	7,993,755	5,144,397	405,659	(200,606)	(1,378,995)	11,130,556
VIP Value Strategies Portfolio Initial Class	4,831,881	4,100,080	2,648,757	260,521	(246,149)	(589,385)	5,447,670
Total	$241,512,807	$154,096,287	$129,368,638	$6,384,035	$(88,441)	$6,707,411	$272,859,426

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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